DEFERRED REVENUES AND DEFERRED COSTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Remaining performance obligations	$ 57,595	$ 56,629	$ 40,332
Remaining performance obligations next twelve months	$ 36,547	$ 31,461
Revenue remaining performance obligation percentage	58.00%	56.00%